Operating leases	12 Months Ended
Dec. 31, 2018
Operating leases
Operating leases

30 Operating leases

Total rentals under operating leases charged to profit were as follows:

	2018	2017	2016
	$m	$m	$m
Operating leases	188	175	174

The Group has revised the presentation of operating leases from 2017 to include operating leases that have been identified during the transition to IFRS 16 as having been previously omitted from this disclosure. This resulted in an increase in 2017 from $137m to $175m.

The future minimum lease payments under operating leases that have initial or remaining terms in excess of one year at 31 December 2018 were as follows:

	2018	2017	2016
	$m	$m	$m
Obligations under leases comprise:
Not later than one year	188	151	98
Later than one year and not later than five years	360	345	247
Later than five years	136	118	96
Total future minimum lease payments	684	614	441

The Group has revised the presentation of operating leases from 2017 to include operating leases that have been identified during the transition to IFRS 16 as having previously been omitted from this disclosure. This resulted in an increase in 2017 from $523m to $614m.